General accounting principles (Policies)	9 Months Ended
Sep. 30, 2023
General accounting principles [Abstract]
Statement of compliance	The interim condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
Basis of preparation
The interim condensed consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2022 audited consolidated financial statements.

Application of new and revised International Financial Reporting Standards ("IFRSs")
Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and amended standards and interpretations that are issued are disclosed below.

o
Amendments to IAS 1 Classification of Liabilities as Current or Non-current
These amendments are effective for annual periods beginning on or after January 1, 2024. The Company has not early adopted the amendments and the Company does not expect the amendments to have any impact on the presentation of the Company’s consolidated financial statements and disclosures when the amendments become effective.

o
Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors
The Company has adopted the amendments to IAS 8, effective for annual periods beginning on or after January 1, 2023. These amendments have no impact on the interim condensed consolidated financial statements.

o
Disclosure of Accounting Policies – Amendments to IAS 1 and IFRS Practice Statement 2
The Company will adopt the amendments to IAS 1 and IFRS Practice Statement 2, effective for annual periods beginning on or after January 1, 2023. These amendments have no impact on the interim condensed consolidated financial statements.